FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Plan uses the hierarchy prescribed in Accounting Standards Codification (“ASC”) 820, Fair Value Measurements, and considers the principal or most advantageous market and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability. The three levels in the hierarchy are as follows:
•Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date.
•Level 2 - Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including but not limited to quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities and observable inputs other than quoted prices such as interest rates or yield curves.
•Level 3 - Unobservable inputs reflecting the Plan’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.
The Plan maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs. Financial instruments carried and measured at fair value on a recurring basis are classified as follows according to the fair value hierarchy described above:

(In thousands)	Level 1	Level 2	Total
December 31, 2025
Money market fund	$3,563	$—	$3,563
Fiserv Stock Fund:
Fiserv, Inc. common stock	56,051	—	56,051
Money market	186	—	186
Self-directed brokerage accounts	244,587	23,439	268,026
Registered investment companies	76,604	—	76,604
Total investments in fair value hierarchy table	$380,991	$23,439	$404,430
Investments measured at net asset value:
Collective investment trusts			4,709,497
Total investments at fair value			$5,113,927

(In thousands)	Level 1	Level 2	Total
December 31, 2024
Money market fund	$2,944	$—	$2,944
Fiserv Stock Fund:
Fiserv, Inc. common stock	173,005	—	173,005
Money market	269	—	269
Self-directed brokerage accounts	217,559	17,684	235,243
Registered investment companies	86,105	—	86,105
Total investments in fair value hierarchy table	$479,882	$17,684	$497,566
Investments measured at net asset value:
Collective investment trusts			4,364,436
Total investments at fair value			$4,862,002
The Plan’s investments in collective investment trusts are measured using the net asset value (“NAV”) per share (or its equivalent) practical expedient in accordance with ASC 820, and therefore such investments have not been classified in the fair value hierarchy above. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented within the statements of net assets available for benefits. The following table provides summarized information related to investments measured at fair value based on NAV per share at December 31:

	Fair Value
(In thousands)	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Collective investment trusts	$4,709,497	$4,364,436	$—	Daily	Same Day
For the year ended December 31, 2025, there were no significant transfers between Levels 1 and 2 and no transfers in or out of Level 3. The Plan’s investments were segregated into the following major categories and levels for determining their fair value at December 31, 2025 and 2024:
Money Market Fund – The money market fund consists primarily of the BlackRock Liquidity Fund. The fund intends to maintain a net asset value of approximately $1 per share. The fund has been valued using Level 1 inputs as these are quoted prices in active markets.
Fiserv Stock Fund – The Fiserv Stock Fund consists of Fiserv, Inc. common stock, which is valued at the quoted market price from an active market, and cash equivalents which provide liquidity for trading. These investments have been valued using Level 1 inputs as these are quoted prices in active markets.
Self-Directed Brokerage Accounts – Plan participants can invest in almost any publicly traded securities, registered investment companies and certain other securities through a self-directed brokerage account. The underlying investments are valued as follows:
•Registered investment companies: The fair value is based on the reported NAV at December 31. Consistent with the registered investment companies discussed below, these investments have been valued using Level 1 inputs as these are quoted prices in active markets.
•Publicly traded equities and exchange traded funds (includes common stock and preferred stock): Values for shares of publicly traded equities and exchange traded funds are the per share prices listed by the exchange. These investments have been valued using Level 1 inputs as these are quoted prices in active markets.
•Fixed income securities (includes certificates of deposit, government obligations and corporate bonds): The fair value of the fixed income securities are obtained with the assistance of a third-party pricing vendor. The third-party pricing vendor utilizes evaluated pricing models that vary by asset class and incorporate available market data. Because many fixed income securities do not trade on a daily basis, the evaluated pricing applications apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. The pricing models vary by asset class but all rely on observable standard market inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. These securities have been valued using Level 2 inputs.
Registered Investment Companies – The Plan is invested in shares of several registered investment companies that are registered with the Securities and Exchange Commission. Prices of these funds are based on the NAV calculated by the funds and are publicly reported on national exchanges. Although the prices are listed on national exchanges, exiting the investment is generally only accomplished through redemption with the fund itself. Thus, redemption with the fund is the principal market in which the Plan could exit the investments. The funds redeem shares at the NAV with few restrictions and redemption with the funds is an active market. These investments are classified as Level 1 in the fair value hierarchy.
Collective Investment Trusts – Target retirement trusts and certain index funds managed by Vanguard Fiduciary Trust Company are organized as collective investment trusts (“CITs”). Each target retirement trust invests in investments using an asset allocation strategy designed for investors planning to retire and leave the workforce within a few years of the target year. The BlackRock Government Short-Term Investment Fund, which is a component of the Stable Value Fund as further described below within Note 4, is organized as a CIT. The fund’s strategy is to generate income while preserving principal and to maintain a net asset value of approximately $1 per unit. Prices of these pooled groups of assets are valued at the NAV (as a practical expedient) which is based on the fair value of the underlying investments held by each CIT less its liabilities. This practical expedient is not used when it is determined to be probable that the CIT will sell the investment for an amount different than the reported net asset value. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the CITs, the investment advisor reserves the right to temporarily delay withdrawal from the trusts in order to confirm that securities liquidations will be carried out in an orderly business manner.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.